Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per share
Summary of calculation of loss per share

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Net loss for the period	(17,021)	(22,557)
	£	£
Basic and diluted loss per share	(0.10)	(0.20)

	No. of shares	No. of shares
Weighted average issued shares	178,329,218	115,155,683

	2021	2020	2019
	£ 000	£ 000	£ 000
Net loss for the period	(245,224)	(12,326)	(7,484)
	£	£	£
Basic and diluted loss per share	(1.98)	(0.12)	(0.07)

	No. of shares	No. of shares	No. of shares
Weighted average issued shares	124,130,921	99,904,427	99,904,427